Note 22 - Leases - Schedule of Cash Flow Information Related to Leases (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating cash flows from operating leases			$ 464	$ 101
Financing cash flows from finance leases	$ 5	$ (0)	15	(0)
Total cash paid for lease liabilities			$ 479	$ 101